Fair Value Measurements (Details) - Schedule of change in the fair value of the Private Warrant liability - Private Warrant Liability [Member] - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of change in the fair value of the Private Warrant liability [Line Items]
Fair value, Beginning Balance	$ 4,188,221		$ 10,763,361
Fair value Private Placement Warrants at issuance on December 28, 2020		9,631,197
Change in fair value	(2,793,557)	1,132,164	(6,575,140)
Fair value of Subscription warrants at issuance on March 21, 2022	5,370,185
Fair value of Subscription warrants at issuance on March 23, 2022	337,991
Fair value, Ending Balance	$ 7,102,840	$ 10,763,361	$ 4,188,221